Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2019, 2020 and 2021 is as follows:

	2019		2020		2021
Present value of defined benefit obligations	Ps.	144,743	Ps.	183,125	Ps.	193,126

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2019		2020		2021
Opening defined benefit obligation	Ps.	120,606	Ps.	144,743	Ps.	183,125
Service cost recognized in net income		26,041		31,383		33,151
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		1,404		23,797		(15,263)
Benefits paid		(3,308)		(16,798)		(7,887)
Ending defined benefit obligation	Ps.	144,743	Ps.	183,125	Ps.	193,126

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2019, 2020 and 2021 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2019		2020		2021
Current service labor cost	Ps.	13,152	Ps.	18,745	Ps.	18,762
Interest cost		12,048		13,245		14,108
Actuarial (gains) losses		(115)		(607)		281
Cost per service for plan modification		956		—		—
Components of defined benefit costs recognized in net income (Note 24)		26,041		31,383		33,151
Benefits paid		(3,308)		(16,798)		(7,887)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		1,404		23,797		(15,263)
Total recognized as employee benefit cost	Ps.	24,137	Ps.	38,382	Ps.	10,001

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2019	2020	2021
Discount of the projected benefit obligation at present value	7.4%	7.1%	8.0%
Salary increase	6.8%	6.8%	6.0%
Remaining labor life	17.6 years	17.7 years	16.1 years
Inflation	6.0%	6.75%	7.1%